AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Industrials – 23.0%
Aerospace & Defense – 1.2%
Spirit AeroSystems Holdings, Inc. - Class A	238,500	$8,235,405

Building Products – 1.2%
Masonite International Corp.(a)	85,789	7,787,068

Construction & Engineering – 4.0%
Arcosa, Inc.	126,897	8,008,470
Dycom Industries, Inc.(a)	110,843	10,380,447
Fluor Corp.(a)	274,320	8,479,231

		26,868,148

Electrical Equipment – 4.2%
Regal Rexnord Corp.	71,880	10,115,673
Sensata Technologies Holding PLC	166,520	8,329,330
Vertiv Holdings Co.	657,830	9,413,547

		27,858,550

Ground Transportation – 3.0%
Knight-Swift Transportation Holdings, Inc.	195,219	11,045,491
XPO, Inc.(a)	274,000	8,740,600

		19,786,091

Machinery – 3.7%
Crane Holdings Co.	84,325	9,570,887
Oshkosh Corp.	70,799	5,889,061
Timken Co. (The)	111,080	9,077,458

		24,537,406

Marine Transportation – 1.1%
Star Bulk Carriers Corp.	344,300	7,271,616

Passenger Airlines – 1.3%
Alaska Air Group, Inc.(a)	199,250	8,360,530

Professional Services – 1.9%
Korn Ferry	97,740	5,057,067
Robert Half International, Inc.	92,745	7,472,465

		12,529,532

Trading Companies & Distributors – 1.4%
Herc Holdings, Inc.	79,490	9,053,911

		152,288,257

Financials – 21.2%
Banks – 10.7%
BankUnited, Inc.	152,861	3,451,601
Comerica, Inc.	153,078	6,646,647
First BanCorp./Puerto Rico	707,164	8,075,813
First Citizens BancShares, Inc./NC - Class A	13,400	13,039,540
First Hawaiian, Inc.	405,890	8,373,511
Synovus Financial Corp.	194,492	5,996,188
Texas Capital Bancshares, Inc.(a)	141,452	6,925,490
Webster Financial Corp.	122,492	4,828,635
Wintrust Financial Corp.	108,110	7,886,624

Company	Shares	U.S. $ Value

Zions Bancorp NA(b)	205,418	$6,148,161

		71,372,210

Capital Markets – 3.4%
Cboe Global Markets, Inc.	58,550	7,859,752
Moelis & Co. - Class A	150,587	5,788,564
Stifel Financial Corp.	149,587	8,839,096

		22,487,412

Insurance – 7.1%
American Financial Group, Inc./OH	49,880	6,060,420
Everest Re Group Ltd.	31,117	11,140,508
Hanover Insurance Group, Inc. (The)	60,410	7,762,685
Kemper Corp.	128,780	7,039,115
Reinsurance Group of America, Inc.	58,517	7,768,717
Selective Insurance Group, Inc.	74,185	7,072,056

		46,843,501

		140,703,123

Consumer Discretionary – 16.4%
Automobile Components – 1.5%
Dana, Inc.	300,675	4,525,159
Goodyear Tire & Rubber Co. (The)(a)	499,630	5,505,922

		10,031,081

Diversified Consumer Services – 1.0%
ADT, Inc.	941,843	6,809,525

Hotels, Restaurants & Leisure – 3.4%
Dine Brands Global, Inc.	99,760	6,747,766
Hilton Grand Vacations, Inc.(a) (b)	219,250	9,741,278
Papa John’s International, Inc.	78,072	5,849,935

		22,338,979

Household Durables – 3.9%
KB Home	197,480	7,934,746
PulteGroup, Inc.	186,960	10,896,029
Taylor Morrison Home Corp.(a)	178,469	6,828,224

		25,658,999

Specialty Retail – 3.0%
Bath & Body Works, Inc.	185,280	6,777,542
Sally Beauty Holdings, Inc.(a)	442,040	6,886,983
Williams-Sonoma, Inc.	54,089	6,580,468

		20,244,993

Textiles, Apparel & Luxury Goods – 3.6%
Carter’s, Inc.(b)	70,990	5,105,601
Ralph Lauren Corp.	79,500	9,275,265
Tapestry, Inc.	219,760	9,473,854

		23,854,720

		108,938,297

Company	Shares	U.S. $ Value

Information Technology – 10.8%
Communications Equipment – 1.0%
Lumentum Holdings, Inc.(a)	118,280	$6,388,303

Electronic Equipment, Instruments & Components – 2.4%
Avnet, Inc.	201,460	9,105,992
Belden, Inc.	78,414	6,803,983

		15,909,975

IT Services – 1.2%
Genpact Ltd.	180,181	8,327,966

Semiconductors & Semiconductor Equipment – 3.5%
FormFactor, Inc.(a)	180,799	5,758,448
Kulicke & Soffa Industries, Inc.	156,702	8,256,628
Synaptics, Inc.(a)	80,207	8,915,008

		22,930,084

Software – 2.7%
ACI Worldwide, Inc.(a)	249,840	6,740,683
CommVault Systems, Inc.(a)	103,326	5,862,717
Gen Digital, Inc.	303,080	5,200,853

		17,804,253

		71,360,581

Health Care – 6.4%
Health Care Equipment & Supplies – 3.5%
Envista Holdings Corp.(a)	288,770	11,804,918
Integra LifeSciences Holdings Corp.(a)	195,330	11,213,895

		23,018,813

Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.(a)	104,770	7,569,632
Pediatrix Medical Group, Inc.(a)	508,447	7,580,945

		15,150,577

Life Sciences Tools & Services – 0.6%
Syneos Health, Inc.(a)	124,170	4,422,936

		42,592,326

Real Estate – 5.9%
Diversified REITs – 0.9%
Broadstone Net Lease, Inc. - Class A	356,621	6,066,123

Health Care REITs – 1.2%
Physicians Realty Trust	522,491	7,800,791

Industrial REITs – 1.4%
STAG Industrial, Inc.	274,898	9,297,050

Residential REITs – 1.1%
Camden Property Trust	68,043	7,133,628

Specialized REITs – 1.3%
CubeSmart	195,432	9,032,867

		39,330,459

Company	Shares	U.S. $ Value

Energy – 4.7%
Energy Equipment & Services – 1.0%
ChampionX Corp.	235,110	$6,378,534
Helmerich & Payne, Inc.	3,960	141,570

		6,520,104

Oil, Gas & Consumable Fuels – 3.7%
Cameco Corp.	347,760	9,100,879
HF Sinclair Corp.	127,785	6,182,238
Magnolia Oil & Gas Corp. - Class A	411,422	9,001,914

		24,285,031

		30,805,135

Materials – 4.2%
Chemicals – 1.4%
Huntsman Corp.	310,320	8,490,355
Innospec, Inc.	11,816	1,213,149

		9,703,504

Containers & Packaging – 1.6%
Berry Global Group, Inc.	179,150	10,551,935

Metals & Mining – 1.2%
ATI, Inc.(a)	196,211	7,742,486

		27,997,925

Consumer Staples – 2.8%
Food Products – 2.8%
Hain Celestial Group, Inc. (The)(a)	463,014	7,940,690
Nomad Foods Ltd.(a)	569,702	10,676,216

		18,616,906

Utilities – 2.5%
Electric Utilities – 1.7%
IDACORP, Inc.	103,074	11,166,006

Gas Utilities – 0.8%
Southwest Gas Holdings, Inc.	81,970	5,119,027

		16,285,033

Communication Services – 1.3%
Media – 1.3%
Criteo SA (Sponsored ADR)(a)	278,869	8,785,768

Total Common Stocks (cost $621,952,179)		657,703,810

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $7,140,854)	7,140,854	7,140,854

U.S. $ Value

Total Investments – 100.3% (cost $629,093,033)(f)	$664,844,664
Other assets less liabilities – (0.3)%	(1,777,513)

Net Assets – 100.0%	$663,067,151

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,235,150 and gross unrealized depreciation of investments was $(51,483,519), resulting in net unrealized appreciation of $35,751,631.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$657,703,810	$—	$—	$657,703,810
Short-Term Investments	7,140,854	—	—	7,140,854

Total Investments in Securities	664,844,664	—	—	664,844,664
Other Financial Instruments(b)	—	—	—	—

Total	$664,844,664	$—	$—	$664,844,664

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,206	$36,312	$33,377	$7,141	$52
Government Money Market Portfolio*	207	9,526	9,733	0	3
Total	$4,413	$45,838	$43,110	$7,141	$55

*	Investments of cash collateral for securities lending transactions.